Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Parenthetical) (Detail) kr in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2023 SEK (kr)	Mar. 02, 2023 USD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Expected applicable tax rate	20.60%	20.60%
United States Department Of Justice [Member] | Non Adjusting Events After Reporting Period [Member]
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Agreed fine to be paid			kr 2.2	$ 206,728,848